Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Description of Business and Summary of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies

Note 1. Description of Business and Summary of Significant Accounting Policies

Description of Business

JDS Uniphase Corporation (“JDSU”) is a leading provider of communications test and measurement solutions and optical products for telecommunications service providers, cable operators, and network equipment manufacturers. JDSU technologies also enable broadband and optical innovation in many essential industries such as biomedical and environmental instrumentation, semiconductor processing, aerospace and defense, and brand protection. In addition, our optical coatings are used in visual display and decorative product differentiation applications.

Fiscal Years

The Company utilizes a 52-53 week fiscal year ending on the Saturday closest to June 30th.  The Company’s fiscal 2012 ended on June 30, 2012 and was a 52 week year.  The Company’s fiscal 2011 ended on July 2, 2011 was a 52 week year. The Company’s fiscal 2010 ended on July 3, 2010 was a 53 week year.

Principles of Consolidation

The consolidated financial statements have been prepared in accordance in accordance with U.S. GAAP and include the Company and its wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated.

Discontinued Operations

On September 18, 2012, the Company entered into a definitive agreement to sell its hologram business (“Hologram Business”) to OpSec Security Inc. for $11.5 million in cash which subsequently closed on October 12, 2012. The Consolidated Statements of Operations and amounts in the footnotes relating to items included in the Consolidated Statement of Operations have been recast to present the Hologram Business as discontinued operations as described in “Note 20. Discontinued Operations”. Unless noted otherwise, discussion in the Notes to Consolidated Financial Statements pertains to continuing operations.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, the reported amount of net revenue and expenses and the disclosure of commitments and contingencies during the reporting periods. The Company bases estimates on historical experience and on various assumptions about the future that are believed to be reasonable based on available information. The Company’s reported financial position or results of operations may be materially different under different conditions or when using different estimates and assumptions, particularly with respect to significant accounting policies. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information.

Cash and Cash Equivalents

The Company considers highly liquid instruments such as treasury bills, commercial paper and money market instruments with original maturities of 90 days or less at the time of purchase to be cash equivalents.

Restricted Cash

At June 30, 2012 and July 2, 2011, the Company’s short-term restricted cash balances were $31.1 million and $35.9 million, respectively, and the Company’s long-term restricted cash balances were $6.6 million and $5.4 million, respectively. They primarily include interest-bearing investments in bank certificates of deposit and money market funds which act as collateral supporting the issuance of letters of credit and performance bonds for the benefit of third parties.

Investments

The Company’s investments in debt securities and marketable equity securities are primarily classified as available-for-sale investments or trading securities and are recorded at fair value. The cost of securities sold is based on the specific identification method. Unrealized gains and losses on available-for-sale investments, net of tax, are reported as a separate component of stockholders’ equity. Gains or losses on trading securities resulting from changes in fair value are recognized currently in earnings. The Company’s short-term investments include securities with stated maturities of longer than twelve months which are classified as current assets as they are highly liquid and available to support current operations.

The Company periodically reviews these investments for impairment. If a debt security’s market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before its anticipated recovery, the Company records an other-than-temporary impairment charge to investment income (loss) for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the portion of the loss related to credit factors, or the credit loss portion, and the portion of the loss that is not related to credit factors, or the noncredit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company’s best estimate of the present value of the cash flows expected to be collected from the debt security. The noncredit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to earnings (loss), and the noncredit loss portion is recorded as a separate component of other comprehensive income (loss).

Fair Value of Financial Instruments

The carrying amounts of certain of the Company’s financial instruments, including cash equivalents, accounts receivable, accounts payable, and deferred compensation liability, approximate fair value because of their short maturities. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. There is an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the assumptions about the factors that market participants would use in valuing the asset or liability.

Estimates of fair value of fixed-income securities are based on third party, market-based pricing sources which the Company believes to be reliable. These estimates represent the third parties’ good faith opinion as to what a buyer in the marketplace would pay for a security in a current sale. For instruments that are not actively traded, estimates may be based on current treasury yields adjusted by an estimated market credit spread for the specific instrument. The use of different valuation methodologies or market assumptions could have a material impact on estimated fair value amounts. The fair market value of the Company’s 1% Senior Convertible Notes fluctuates with interest rates and with the market price of the stock, but does not affect the carrying value of the debt on the balance sheet. Refer to the Company’s “Note 11. Debts and Letters of Credit” for more detail.

Inventories

Inventory is valued at standard cost, which approximates actual cost computed on a first-in, first-out basis, not in excess of net realizable market value.  The Company assesses the valuation on a quarterly basis and writes down the value for estimated excess and obsolete inventory based upon estimates of future demand, including warranty requirements.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed by the straight-line method over the following estimated useful lives of the assets: 10 to 50 years for building and improvements, 2 to 10 years for machinery and equipment, and 2 to 5 years for furniture, fixtures, software and office equipment. Leasehold improvements are amortized by the straight-line method over the shorter of the estimated useful lives of the assets or the term of the lease.

Costs related to software acquired, developed or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market are capitalized in accordance with the authoritative guidance on accounting for the costs of computer software developed or obtained for internal use. Only costs incurred after the preliminary planning stage of the project and after management has authorized and committed funds to the project are eligible for capitalization. Costs capitalized for computer software developed or obtained for internal use are included in Property, Plant and Equipment on the Consolidated Balance Sheets.

Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise or assets over the fair value of the identifiable assets acquired and liabilities assumed. The Company tests for impairment of goodwill on an annual basis in the fourth quarter and at any other time when events occur or circumstances indicate that the carrying amount of goodwill may not be recoverable. See “Note 8. Goodwill” for more detail.

Circumstances that could trigger an impairment test include, but are not limited to: a significant adverse change in the business climate or legal factors; an adverse action or assessment by a regulator; change in customer, target market and strategy; unanticipated competition; loss of key personnel; or the likelihood that a reporting unit or significant portion of a reporting unit will be sold or otherwise disposed.

In fiscal 2012, the FASB amended its guidance to simplify testing goodwill for impairment. The amended guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If an entity determines that as a result of the qualitative assessment that it is more likely than not (>50% likelihood) that the fair value of a reporting unit is less than its carrying amount, then the quantitative test is required. Otherwise, no further testing is required. The Company elected to early adopt this accounting guidance for its annual impairment test performed in the fourth quarter of fiscal 2012.

Under the quantitative test, if the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recorded in the Statement of Operations as “Impairment of goodwill”. Measurement of the fair value of a reporting unit is based on one or more of the following fair value measures including: amounts at which the unit as a whole could be bought or sold in a current transaction between willing parties; using present value techniques of estimated future cash flows; or using valuation techniques based on multiples of earnings or revenue, or a similar performance measure.

Intangible Assets

Intangible assets consist primarily of intellectual property acquired and purchased intangible assets. Purchased intangible assets primarily include acquired developed technologies (developed and core technology), proprietary know-how, trade secrets, trademarks and trade names, and customer base. Intangible assets are amortized using the straight-line method over estimated useful lives which is the period during which expected cash flows support the fair value of such intangible assets.

Loss (gain) on disposal and impairment of long-lived assets

Long-lived assets held and used

The Company tests long-lived assets for recoverability, at the asset group level, when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; or current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. See “Note 10. Loss (Gain) on Disposal and Impairment of Long-Lived Assets” for more detail.

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized in the Statement of Operations as “Loss (gain) on disposal and impairment of long-lived assets” when the carrying amount is not recoverable and exceeds fair value.

Long-lived assets held for sale

Long-lived assets are classified as held for sale when certain criteria are met, which include: management commitment to a plan to sell the assets; the availability of the assets for immediate sale in their present condition; an active program to locate buyers and other actions to sell the assets has been initiated; whether the sale of the assets is probable and their transfer is expected to qualify for recognition as a completed sale within one year; whether the assets are being marketed at reasonable prices in relation to their fair value; and how unlikely it is that significant changes will be made to the plan to sell the assets. See “Note 10. Loss (Gain) on Disposal and Impairment of Long-Lived Assets” for more detail.

The Company measures long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell. Fair value is determined using quoted market prices or the anticipated cash flows discounted at a rate commensurate with the risk involved.

Pension and Other Postretirement Benefits

The funded status of the Company’s retirement-related benefit plans is recognized in the Consolidated Balance Sheets. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at fiscal year end, the measurement date. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (“PBO”) and for the nonpension postretirement benefit plan the benefit obligation is the accumulated postretirement benefit obligation (“APBO”). The PBO represents the actuarial present value of benefits expected to be paid upon retirement. The APBO represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of cumulative company contributions made to an irrevocable trust fund, held for the sole benefit of participants, which are invested by the trust fund. Unfunded or partially funded plans, with the benefit obligation exceeding the fair value of plan assets, are aggregated and recorded as a retirement and nonpension postretirement benefit obligation equal to this excess. The current portion of the retirement-related benefit obligation represents the actuarial present value of benefits payable in the next 12 months in excess of the fair value of plan assets, measured on a plan-by-plan basis. This liability is recorded in other current liabilities in the Consolidated Balance Sheets.

(Gains) losses and prior service cost (credit) not recognized as a component of net periodic pension cost (income) in the Consolidated Statement of Operations as they arise are recognized as a component of accumulated other comprehensive income in the Consolidated Balances Sheets, net of tax. Those (gains) losses and prior service cost (credit) are subsequently recognized as a component of net periodic pension period cost (income) pursuant to the recognition and amortization provisions of applicable accounting standards. (Gains) losses arise as a result of differences between actual experience and assumptions or as a result of changes in actuarial assumptions. Prior service cost (credit) represents the cost of benefit improvements attributable to prior service granted in plan amendments.

Net periodic pension cost (income) is recorded in the Consolidated Statement of Operations and includes service cost, interest cost, expected return on plan assets, amortization of prior service cost and (gains) losses previously recognized as a component of accumulated other comprehensive income. Service cost represents the actuarial present value of participant benefits earned in the current year. Interest cost represents the time value of money cost associated with the passage of time. Certain events, such as changes in employee base, plan amendments and changes in actuarial assumptions, result in a change in the benefit obligation and the corresponding change in other comprehensive income. The result of these events is amortized as a component of net periodic cost (income) over the service lives of the participants, provided such amounts exceed thresholds which are based upon the benefit obligation or the value of plan assets.

The measurement of the benefit obligation and net periodic pension cost (income) is based on the Company’s estimates and actuarial valuations provided by third-party actuaries which are approved by the Company’s management. These valuations reflect the terms of the plans and use participant-specific information such as compensation, age and years of service, as well as certain assumptions, including estimates of discount rates, expected return on plan assets, rate of compensation increases, and mortality rates. In estimating the expected return on plan assets, the Company considers historical returns on plan assets, adjusted for forward-looking considerations, inflation assumptions and the impact of the active management of the plan’s invested assets. While the Company believes that these assumptions are appropriate, significant differences in the actual experience or significant changes in the assumptions that may be required under new legislation, or accounting pronouncements, or otherwise may materially affect the Company’s pension and other post-retirement obligations and related future expense.

Concentration of Credit and Other Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents, investments and trade receivables. The Company’s cash equivalents and short-term investments are held in safekeeping by large, creditworthy financial institutions. The Company invests its excess cash primarily in U.S. government and agency bonds, corporate securities, money market funds, asset-backed securities, and other investment-grade securities. The Company has established guidelines relative to credit ratings, diversification and maturities that seek to maintain safety and liquidity.

The Company performs credit evaluations of its customers’ financial condition and generally does not require collateral from its customers. These evaluations require significant judgment and are based on a variety of factors including, but not limited to, current economic trends, historical payment, bad debt write-off experience, and financial review of the customer.

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. When the Company becomes aware that a specific customer is unable to meet its financial obligations, the Company records a specific allowance to reflect the level of credit risk in the customer’s outstanding receivable balance. In addition, the Company records additional allowances based on certain percentages of aged receivable balances. These percentages take into account a variety of factors including, but not limited to, current economic trends, historical payment and bad debt write-off experience.The Company classifies bad debt expenses as selling, general and administrative expenses.

The Company is not able to predict changes in the financial stability of its customers. Any material change in the financial status of any one or a group of customers could have a material adverse effect on the Company’s results of operations and financial condition. Although such losses have been within management’s expectations to date, there can be no assurance that such allowances will continue to be adequate. The Company has significant trade receivables concentrated in the telecommunications industry. While the Company’s allowance for doubtful accounts balance is based on historical loss experience along with anticipated economic trends, unanticipated financial instability in the telecommunications industry could lead to higher than anticipated losses. No one customer accounted for greater than 10% of accounts receivables and revenue during the periods presented.

The Company generally uses a rolling twelve month forecast based on anticipated product orders, customer forecasts, product order history and backlog to determine its material requirements. Lead times for the parts and components that the Company orders vary significantly and depend on factors such as the specific supplier, contract terms and demand for a component at a given time. If the forecast does not meet actual demand, the Company may have excess or shortfalls of some materials and components, as well as excess inventory purchase commitments. The Company could experience reduced or delayed product shipments or incur additional inventory write-downs and cancellation charges or penalties, which would increase costs and could have a material adverse impact on the Company’s results of operations.

Foreign Currency Forward Contracts

The Company conducts its business and sells its products directly to customers primarily in North America, Europe and Asia. In the normal course of business, the Company’s financial position is routinely subject to market risks associated with foreign currency rate fluctuations due to balance sheet positions in foreign currencies. The Company evaluates foreign exchange risks and utilizes foreign currency forward contracts to reduce such risks. The change in fair value of these foreign currency forward contracts is recorded as income or loss in the Company’s Consolidated Statements of Operations as a component of Interest and other income (expense), net.

Foreign Currency Translation

Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at exchange rates in effect at the balance sheet date, with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income, within Shareholder’s Equity. Income and expense accounts are translated at the prior month balance sheet exchange rates, which are deemed to approximate average monthly rate. Gains and losses from re-measurement of assets and liabilities denominated in currencies other than the respective functional currencies are included in the Consolidated Statements of Operations as a component of Interest and other income (expense), net.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. Delivery does not occur until products have been shipped or services have been provided, risk of loss has transferred and in cases where formal acceptance is required, customer acceptance has been obtained or customer acceptance provisions have lapsed. In situations where a formal acceptance is required but the acceptance only relates to whether the product meets its published specifications, revenue is recognized upon shipment provided all other revenue recognition criteria are met. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved.

The Company reduces revenue for rebates and other similar allowances. Revenue is recognized only if these estimates can be reliably determined. The Company’s estimates are based on its historical results taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for multiple-element arrangements and for each major category of revenue.

Multiple-Element Arrangements

In October 2009, the FASB issued authoritative guidance that applies to arrangements with multiple deliverables. The guidance eliminates the residual method of revenue recognition, on non-software arrangements, and allows the use of management’s best estimate of selling price (“BESP”) for individual elements of an arrangement when vendor-specific objective evidence (“VSOE”) or third-party evidence (“TPE”) is unavailable. In addition, the FASB issued authoritative guidance which removes non-software components of tangible products and certain software components of tangible products from the scope of existing software revenue guidance, resulting in the recognition of revenue similar to that for other tangible products. The Company adopted these standards at the beginning of its first quarter of fiscal year 2011 on a prospective basis for applicable transactions originating or materially modified on or after July 3, 2010.

When a sales arrangement contains multiple deliverables, such as sales of products that include services, the multiple deliverables are evaluated to determine the units of accounting, and the entire fee from the arrangement is allocated to each unit of accounting based on the relative selling price. Under this approach, the selling price of a unit of accounting is determined by using a selling price hierarchy which requires the use of VSOE of fair value if available, TPE if VSOE is not available, or BESP if neither VSOE nor TPE is available. Revenue is recognized when the revenue recognition criteria for each unit of accounting are met.

The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in remote circumstances, using the price established by management having the relevant authority. TPE of selling price is established by evaluating similar and interchangeable competitor goods or services in sales to similarly situated customers. When VSOE or TPE are not available the Company then uses BESP. Generally, the Company is not able to determine TPE because its product strategy differs from that of others in our markets, and the extent of customization varies among comparable products or services from its peers. The Company establishes BESP using historical selling price trends and considering multiple factors including, but not limited to geographies, market conditions, competitive landscape, internal costs, gross margin objectives, and pricing practices. When determining BESP, the Company applies significant judgment in establishing pricing strategies and evaluating market conditions and product lifecycles.

The determination of BESP is made through consultation with and approval by the segment management. Segment management may modify or develop new pricing practices and strategies in the future. As these pricing strategies evolve, we may modify our pricing practices in the future, which may result in changes in BESP. The aforementioned factors may result in a different allocation of revenue to the deliverables in multiple element arrangements from fiscal 2011, which may change the pattern and timing of revenue recognition for these elements but will not change the total revenue recognized for the arrangement.

To the extent that a deliverable(s) in a multiple-element arrangement is subject to specific guidance (for example, software that is subject to the authoritative guidance on software revenue recognition) the Company allocates the fair value of the units of accounting using relative selling price and that unit of accounting is accounted for in accordance with the specific guidance. Some product offerings include hardware that are integrated with or sold with software that delivers the functionality of the equipment. The Company believes that this equipment is not considered software related and would therefore be excluded from the scope of the authoritative guidance on software revenue recognition.

If the transactions entered into or materially modified on or after July 3, 2010 were subject to the previous accounting guidance, the reported net revenue amount during the year ended July 2, 2011, would decrease by approximately $7 million.

Hardware

Revenue from hardware sales is recognized when the product is shipped to the customer and when there are no unfulfilled company obligations that affect the customer’s final acceptance of the arrangement. Any cost of warranties and remaining obligations that are inconsequential or perfunctory are accrued when the corresponding revenue is recognized.

Services

Revenue from services and system maintenance is typically recognized on a straight-line basis over the term of the contract. Revenue from time and material contracts is recognized at the contractual rates as labor hours are delivered and direct expenses are incurred. Revenue related to extended warranty and product maintenance contracts is deferred and recognized on a straight-line basis over the delivery period. The Company also generate service revenue from hardware repairs and calibration which is recognized as revenue upon completion of the service.

Software

The Company’s software arrangements generally consist of a perpetual license fee and PCS. Generally the Company has established VSOE of fair value for PCS contracts based on the renewal rate or the bell curve methodology. Revenue from maintenance, unspecified upgrades and technical support is recognized over the period such items are delivered. In multiple-element revenue arrangements that include software, software related and non software-related elements are accounted for in accordance with the following policies.

•                  Non software and software related products are bifurcated based on a relative selling price

•                  Software related products are separated into units of accounting if all of the following criteria are met:

•                  The functionality of the delivered element(s) is not dependent on the undelivered element(s).

•                  There is VSOE of fair value of the undelivered element(s).

•                  Delivery of the delivered element(s) represents the culmination of the earnings process for that element(s).

If these criteria are not met, the software revenue is deferred until the earlier of when such criteria are met or when the last undelivered element is delivered. If there is VSOE of the undelivered item(s) but no such evidence for the delivered item(s), the residual method is used to allocate the arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered item(s) equals the total arrangement consideration less the aggregate VSOE of the undelivered elements. In cases where VSOE is not established for PCS, revenue is recognized ratably over the PCS period after all software deliverables have been made and the only undelivered item is PCS.

Warranty

The Company provides reserves for the estimated costs of product warranties at the time revenue is recognized. It estimates the costs of its warranty obligations based on its historical experience of known product failure rates, use of materials to repair or replace defective products and service delivery costs incurred in correcting product failures. In addition, from time to time, specific warranty accruals may be made if unforeseen technical problems arise.

Shipping and Handling Costs

The Company records costs related to shipping and handling of revenue in cost of sales for all periods presented.

Advertising Expense

The Company expenses advertising costs as incurred. Advertising costs totaled $1.2 million, $1.4 million, and $1.5 million in fiscal 2012, 2011, and 2010, respectively.

Research and Development (“R&D”) Expense

Costs related to research and development, which primarily consists of labor and benefits, supplies, facilities, consulting, and outside service fees, are charged to expense as incurred, except as follows: capitalization of material software development costs begins when a product’s technological feasibility has been established in accordance with the authoritative accounting guidance. To date, the period between achieving technological feasibility, which the Company has defined as the establishment of a working model, and which typically occurs when beta testing commences, and the general availability of such software has been very short. Accordingly, software development costs have been expensed as incurred.

Stock-Based Compensation

The Company estimates the fair value of stock options with service conditions and employee stock purchase plan awards (“ESPP”) using the Black-Scholes-Merton option-pricing model and a single option award approach. This option-pricing model requires the input of highly subjective assumptions, including the award’s expected life and the price volatility of the underlying stock. The expected stock price volatility assumption is determined using a combination of historical and implied volatility of the Company’s common stock. The Company uses the Lattice model to estimate the fair value of certain performance based options with market conditions. The fair value of the time based Full Value Awards is based on the closing market price of the Company’s common stock on the date of award. The Company uses the Monte Carlo simulation to estimate the fair value of certain performance based Full Value Awards with market conditions.

The Company estimates the expected forfeiture rate and only recognizes expense for those shares expected to vest. When estimating forfeitures, the Company considers voluntary termination behavior as well as future workforce reduction programs. Estimated forfeiture rates are trued-up to actual forfeiture as the equity awards vest. The total fair value of the equity awards, net of forfeiture, is recorded on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period, except for performance based Full Value Awards and options with market conditions which are amortized based upon graded vesting method.

Income Taxes

In accordance with the authoritative guidance on accounting for income taxes, the Company recognizes income taxes using an asset and liability approach. This approach requires the recognition of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in its consolidated financial statements or tax returns. The measurement of current and deferred taxes is based on provisions of the enacted tax law and the effects of future changes in tax laws or rates are not anticipated.

The authoritative guidance provides for recognition of deferred tax assets if the realization of such deferred tax assets is more likely than not to occur. With the exception of certain international jurisdictions, the Company has determined that at this time it is more likely than not that deferred tax assets attributable to the remaining jurisdictions will not be realized, primarily due to uncertainties related to its ability to utilize its net operating loss carryforwards before they expire. Accordingly, the Company has established a valuation allowance for such deferred tax assets.  If there is a change in the Company’s ability to realize its deferred tax assets, then its tax provision may decrease in the period in which it determines that realization is more likely than not.

The authoritative guidance on accounting for uncertainty in income taxes clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes the recognition threshold and measurement attributes for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Additionally, it provides guidance on recognition, classification, and disclosure of tax positions.  The Company is subject to income tax audits by the respective tax authorities in all of the jurisdictions in which it operates. The determination of tax liabilities in each of these jurisdictions requires the interpretation and application of complex and sometimes uncertain tax laws and regulations. The Company recognizes liabilities based on its estimate of whether, and the extent to which, additional tax liabilities are more likely than not. If the Company ultimately determines that the payment of such a liability is not necessary, then it reverses the liability and recognizes a tax benefit during the period in which the determination is made that the liability is no longer necessary.

The recognition and measurement of current taxes payable or refundable and deferred tax assets and liabilities requires that the Company make certain estimates and judgments. Changes to these estimates or a change in judgment may have a material impact on the Company’s tax provision in a future period.

Restructuring Accrual

In accordance with authoritative guidance on accounting for costs associated with exit or disposal activities, generally costs associated with restructuring activities are recognized when they are incurred. However, in the case of leases, the expense is estimated and accrued when the property is vacated. Given the significance of, and the timing of the execution of such activities, this process is complex and involves periodic reassessments of estimates made from the time the property was vacated, including evaluating real estate market conditions for expected vacancy periods and sub-lease income. Additionally, a liability for post-employment benefits for workforce reductions related to restructuring activities is recorded when payment is probable, the amount is reasonably estimable, and the obligation relates to rights that have vested or accumulated. The Company continually evaluates the adequacy of the remaining liabilities under its restructuring initiatives. Although the Company believes that these estimates accurately reflect the costs of its restructuring plans, actual results may differ, thereby requiring the Company to record additional provisions or reverse a portion of such provisions.

Loss Contingencies

The Company is subject to the possibility of various loss contingencies arising in the ordinary course of business. The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss in determining loss contingencies. An estimated loss is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. The Company regularly evaluates current information available to determine whether such accruals should be adjusted and whether new accruals are required.

Asset Retirement Obligations

Asset retirement obligations (“ARO”) are legal obligations associated with the retirement of long-lived assets. These liabilities are initially recorded at fair value and the related asset retirement costs are capitalized by increasing the carrying amount of the related assets by the same amount as the liability. Asset retirement costs are subsequently depreciated over the useful lives of the related assets. Subsequent to initial recognition, the Company records period-to-period changes in the ARO liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows. The Company derecognizes ARO liabilities when the related obligations are settled.  At June 30, 2012 and July 2, 2011, $1.6 million and $0.9 million of ARO was included in the Consolidated Balance Sheets in “Other current liabilities” and the remainder of $9.2 million and $9.4 million was included in “Other non-current liabilities”.

	Balance at				Revisions	Balance at
	Beginning of	Liabilities	Liabilities	Accretion	to	End of
(in millions)	Period	Incurred	Settled	Expense	Estimates	Period
Asset Retirement Obligations:
Year ended June 30, 2012	$10.3	0.4	(0.5)	0.6	—	$10.8
Year ended July 2, 2011	$7.9	1.9	0.1	0.5	(0.1)	$10.3